Note 5 - Accumulated Other Comprehensive Loss - Changes in Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Balance beginning of the year		$ 19,036	$ 17,575
Balance end of the year (loss)		20,790	19,036
Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]
Balance beginning of the year	[1]	(12)	(36)
Other comprehensive loss before reclassifications	[1]	(26)	(26)
Amount reclassified from accumulated other comprehensive loss	[1]		50
Total other comprehensive income	[1]	(26)	24
Balance end of the year (loss)	[1]	$ (38)	$ (12)

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.